Statutory Information (Tables)	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Schedule of Reconciliations of Net Income and Stockholder's Equity
Reconciliations of net income and stockholder’s equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Stockholder's Equity
	2017	2016	2015	2017	2016
Based on statutory accounting principles	$6.3	$22.0	$3.3	$52.7	$67.4
Deferred acquisition costs, goodwill, taxes, and asset valuation reserve	—	(0.3)	0.1	0.2	0.2
Deferred and uncollected premiums	—	76.4	—	—	—
Policy and claim reserves	0.4	(71.0)	(0.1)	—	(0.4)
Investment valuation difference	—	0.1	0.3	3.5	3.8
Commissions and fees	—	(20.1)	—	—	—
Deferred taxes	(1.8)	1.7	0.4	(0.2)	0.7
Pension	—	—	—	(0.3)	(0.3)
Interest maintenance reserve, deferral and amortization	—	(0.7)	0.1	0.1	0.1
Non-admitted assets and other	—	—	—	0.7	1.3
Deferred gain on disposal of businesses and gain (loss) on AEB Sale	(2.0)	13.4	0.1	(2.3)	(5.3)
Based on generally accepted accounting principles	$2.9	$21.5	$4.2	$54.4	$67.5